Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Institutional Money Market Fund))	0 Months Ended
Sep. 28, 2012
Class E
Average Annual Return:
1 Year	0.18%
5 Years (or life of class, if less)	1.88%
10 Years (or life of class, if less)	2.04%
Inception Date	Oct. 03, 2006
Class L
Average Annual Return:
1 Year	0.12%
5 Years (or life of class, if less)	1.86%
10 Years (or life of class, if less)	2.03%
Inception Date	Oct. 03, 2006
Class P
Average Annual Return:
1 Year	0.08%
5 Years (or life of class, if less)	1.51%
10 Years (or life of class, if less)	1.51%
Inception Date	May 21, 2007